Interest in equity investees	12 Months Ended
May 31, 2019
Interest in equity investees
Interest in equity investees

13.    Interest in equity investees

	May 31,	May 31,
	2019	2018
Associated company
Althea Company Pty Ltd.	$9,311	$4,966
	$9,311	$4,966

Althea Company Pty Ltd. (“Althea”)

As at May 31, 2019 the Company held 50,750,000 common shares of Althea (May 31, 2018 - 4,500) representing an ownership interest of 25% (May 31, 2018 - 37.5%).

The following table summarizes the financial of the Company’s associate and reflects the amounts presented in the financial statements. of Althea, amended to reflect adjustments made by the Company when using the equity method, including fair value adjustments and modifications for differences in accounting policy.

	March 31,	March 31,
	2019	2018
Current assets	$18,210	$3,857
Non-current assets	1,125	3
Current liabilities	(655)	(14)
Non-current liabilities	—	—
Net assets	$18,680	$3,846

For the period from April 1, 2018 to March 31, 2019 the investee, Althea, reported a net loss of $4,368 AUD on its financial statements. In accordance with the equity method, the Company recorded a loss of $1,123, for the year ended May 31, 2019, from its investee relative to its ownership of the outstanding common shares at the time.

During the year, Althea completed a share split of 7,500 shares for each existing share. Althea also issued 101,310,000 common shares for total proceeds of $19,650 AUD. The Company participated in the financing of Althea contributing $3,400 AUD ($3,258 CAD) of the total $19,650 AUD raised. This additional raise reduced the Company’s ownership interest in Althea from 37.5% to 25% and accordingly, the Company recognized a gain on dilution of $2,210. The fair value of the shares as at May 31, 2019 is $36,032 AUD ($33,776 CAD) based on the closing share price of Althea.

	May 31,	May 31,
	2019	2018
Reconciliation to carrying amount:
Opening balance	$4,966	$—
Transfer from long-term investments	—	2,483
Cash contributions, net of share issuance costs	3,258	2,497
Gain on account of dilution of ownership	2,210	—
Share of reported net loss	(1,123)	(14)
Closing balance	$9,311	$4,966

Liberty Health Sciences Inc.

In February 2018, the Company entered into a call/put obligation (“Obligation Agreement”) for the remaining shares held in Liberty, which were subject to CSE mandatory escrow requirements. As each new tranche of shares became freely trading, the Obligation Agreement resulted in the buyers acquiring the newly freely trading shares at an 18% discount to the market price of Liberty, based on Liberty’s 10‑day volume weighted trading price.

The Obligation Agreement included an opt-out for Aphria’s benefit, in the event that the Toronto Stock Exchange amended their regulations such that it permitted investments by Canadian companies in U.S. based cannabis businesses, and in such instance, the Obligation Agreement would be automatically terminated. In exchange for the opt-out, the Company agreed to pay the buyers a $2,500 termination fee.

Based on the terms of the Obligation Agreement, the Company determined that the remaining shares held in Liberty met the requirements under IFRS 5 and were reclassified from interest in equity investees to assets held for sale. The Company ceased accounting for the investment as an equity investment as of November 30, 2017 and transferred the carrying value to assets held for sale.

In July 2018, 16,029,615 shares were released from escrow and sold as part of the Obligation Agreement. The Company received gross proceeds of $11,514 and recognized a gain on sale of equity investee of $9,880. As part of the transaction, the Company paid $480 in exchange for an option to buy back the shares at $1.00 a share, subject to certain downside risk protection which results in the purchaser sharing a portion of the difference between the share price on the day the option is exercised and the exercise price, provided the share price exceeds $1.25. The option to repurchase the shares was subject to the following conditions (collectively, the enumerated conditions (1) through (5), the “Conditions”):

(1)	Cannabis becoming legalized federally in the United States; and One or more of the following conditions have been satisfied:
(2)	The TSX has provided its approval for the purchase of the U.S. cannabis assets;
(3)	The TSX revises its rules such that it no longer has a prohibition against its listed companies having an interest in US assets which are involved in the cannabis business;
(4)	The common shares of the Company are voluntarily or involuntarily delisted from the TSX; and/or
(5)	The Company is acquired by another entity, provided that the common shares of the Company will be delisted from the TSX upon the change of control.

This option was initially included in long-term investments (Note 14).

During the prior quarter, the Company and the third party agreed to terminate the Obligation Agreement, in exchange for a $1,000 termination fee. The Company then entered into a share purchase agreement to divest of the remaining 64,118,462 Liberty shares in exchange for consideration in the form of a promissory note in the amount of $59,098, bearing interest at a rate of 12% due in 5 years (Note 15). As a security for the promissory note, the Liberty shares were placed in trust with an escrow agent. The purchaser was able to remove the Liberty shares from the escrow at any time by paying off the promissory note. In the event that the Company enforces the security, the escrow agent was to return the shares to the Company, provided that the Conditions were met. In the event they were not met, the escrow agent was to transfer the securities to a third-party investment bank for liquidation, with the proceeds of liquidation delivered to the Company. Simultaneously with this sale, the Company entered into an option agreement to repurchase the Liberty shares for the amount of the promissory note (Note 14). The Company agreed to pay an annual fee equal to 12.975% of the face value of the promissory note to maintain this option (Note 20). The option to repurchase the shares was subject to the Conditions described above. During the year ended May 31, 2019, the Company reported a gain on sale of equity investee of $57,351.

On February 19, 2019, the Company and the third party agreed to liquidate the promissory note, security agreement and the option in exchange for a cash payment of $47,448 and a contingent payment up to $10,000, in the event the third party monetizes the assets held under the option within six (6) months of the transaction date. As the satisfaction of these conditions require actions outside of the Company’s control, the Company has not allocated any value to the contingent consideration.

For the year ended May 31, 2018, the Company reported a total gain on dilution of ownership in equity investee of $7,535. Prior to the Company no longer recording Liberty as an equity investee, Liberty reported a net loss of $24,671 and a net comprehensive loss of $26,798. In accordance with the equity method, the Company recorded a loss of $9,281 and other comprehensive loss of $801.